INVESTMENTS IN OPERATING LIMITED PARTNERSHIPS (Details 2) - USD ($)	Mar. 31, 2018	Mar. 31, 2017
Contributions Payable [Line Items]
Capital contributions payable	$ 26,447	$ 26,447
Series 15 [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series 16 [Member]
Contributions Payable [Line Items]
Capital contributions payable	0	0
Series 17 [Member]
Contributions Payable [Line Items]
Capital contributions payable	7,893	7,893
Series 18 [Member]
Contributions Payable [Line Items]
Capital contributions payable	18,554	18,554
Series 19 [Member]
Contributions Payable [Line Items]
Capital contributions payable	$ 0	$ 0